Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Earnings Per Share [Abstract]
Weighted average number of common shares	49,646,851	49,646,851	49,220,824